Intangible Assets, Net - Schedule of Intangible Assets, Net (Details)	Dec. 31, 2025 HKD ($)		Dec. 31, 2025 USD ($)		Dec. 31, 2024 HKD ($)		May 29, 2024 USD ($)
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	$ 16,300,933		$ 2,094,347		$ 16,300,933
Less: accumulated amortization	(5,256,495)		(675,355)		(2,759,491)
Intangible assets, net	11,044,438		1,418,992		13,541,442
Software [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	1,277,753		164,166		1,277,753
Trademarks [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	$ 15,023,180	[1]	$ 1,930,181	[1]	$ 15,023,180	[1]	$ 1,930,181

[1]	On May 29, 2024, the Company entered into assets purchase agreement with a company controlled by Ms. Siu, Neo-Concept (Holdings) Company Limited, to purchase the trademark at a consideration of HKD15,023,180 (US$1,930,181). The trademarks are brand names which filed in Hong Kong, the Mainland China, the European Union, the US, Qatar and the United Arab Emirates.